RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Related Party Transactions) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
RELATED PARTY BALANCES AND TRANSACTIONS [Line Items]
Sale of goods	$ 2,898,698		$ 3,140,734		$ 63,656,237
Jinko and its subsidiaries [Member]
RELATED PARTY BALANCES AND TRANSACTIONS [Line Items]
Sale of goods	2,898,698	[1]	2,884,843	[1]	59,480,575	[1]
Purchase of raw materials	90,409	[1]	18,344,180	[1]	85,050,423	[1]
Outsourced inventory		[1]		[1]	2,570,365	[1]
Zhejiang Yaohui [Member]
RELATED PARTY BALANCES AND TRANSACTIONS [Line Items]
Purchase of raw materials	5,759,079	[2]	4,955,620	[2]	7,187,878	[2]
Zhejiang Yuhuan [Member]
RELATED PARTY BALANCES AND TRANSACTIONS [Line Items]
Rental payment	3,246	[3]	3,253	[3]	68,476	[3]
Rental expense	70,107	[3]	70,270	[3]	3,170	[3]
Champion era enterprises limited [Member]
RELATED PARTY BALANCES AND TRANSACTIONS [Line Items]
Proceed from loan	4,000,000	[4]		[4]		[4]
JiashanKaiwo [Member]
RELATED PARTY BALANCES AND TRANSACTIONS [Line Items]
Purchase of raw materials		[5]	$ 211,235	[5]	$ 1,208,202	[5]

[1]	The brothers of Mr. Xianshou Li are the founders and current shareholders of Jinko Solar Co., Ltd. (“Jinko and its subsidiaries”)
[2]	The director of ReneSola Ltd is the director of Zhejiang Yaohui Photovoltaic Co., Ltd.(“Zhejiang Yaohui”)
[3]	Zhejiang Yuhuan Solar Energy Source Co., Ltd. (“Zhejiang Yuhuan”) is controlled by Xianshou Li, Chief Executive Officer.
[4]	Champion era enterprises Ltd. is controlled by Xianshou Li.
[5]	Jiashan Kaiwo Trading Co., Ltd. (“Jiashan Kaiwo”) is controlled by Xianshou Li.